Property and equipment, net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 44,830	$ 51,952
Accumulated depreciation	(30,640)	(35,552)
Total property and equipment, net	14,190	16,400	$ 15,532
Computer hardware and software
Property, Plant and Equipment [Line Items]
Total property and equipment	25,466	32,640
Accumulated depreciation	(20,351)	(26,784)
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	17,313	16,540
Accumulated depreciation	(9,831)	(7,859)
Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment	1,881	2,001
Accumulated depreciation	(332)	(305)
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	129	730
Accumulated depreciation	(126)	(604)
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 41	$ 41